Commitments And Contingencies	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
12.	COMMITMENTS AND CONTINGENCIES

The Bank had commitments outstanding to originate and purchase loans as of September 30, 2011 and 2010 as follows:

	2011	2010
	(Dollars in thousands)
Originate fixed-rate	$89,059	$75,001
Originate adjustable-rate	24,047	20,144
Purchase/participate fixed-rate	30,650	3,526
Purchase/participate adjustable-rate	26,556	8,395
	$170,312	$107,066

As of September 30, 2011 and 2010, the Bank had approved but unadvanced home equity lines of credit and outstanding commitments on commercial loans of $265.5 million and $266.5 million, respectively.  Approval of lines of credit is based upon underwriting standards that do not allow total borrowings, including existing mortgages and lines of credit, to exceed 90% of the estimated market value of the customer's home.  Prior to June 2010, the limit was 95% of the estimated market value of the customer's home.

Commitments to originate mortgage and non-mortgage loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a rate lock fee.  Some of the commitments are expected to expire without being fully drawn upon; therefore the amount of total commitments disclosed above does not necessarily represent future cash requirements.  The Bank evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if considered necessary by the Bank, upon extension of credit is based on management's credit evaluation of the customer.  As of September 30, 2011 and 2010, there were no significant loan-related commitments that met the definition of derivatives or commitments to sell mortgage loans.

As of September 30, 2011, the Bank had $1.7 million of agreements outstanding in connection with the remodeling of the Bank's home office.